Financial Instruments and Financial Risk Management - Schedule of Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Total aggregate Principal amount	$ 635,237
Less: cash and cash equivalents	(1,573,421)	$ (322,429)	$ (1,044,786)	$ (384,002)
Total equity/(deficit)	(1,676,090)	1,337,832	$ 1,128,431	$ 396,903
Capital Risk Management
Disclosure Of Financial Instruments [Line Items]
Total aggregate Principal amount	3,822,860	119,318
Less: cash and cash equivalents	(1,573,421)	(322,429)
Net (cash)/debt	2,249,439	(203,111)
Total equity/(deficit)	(1,676,090)	1,337,832
Total	$ 573,349	$ 1,134,721